Note 3 - Antidilutive Shares Excluded from Computation of EPS (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Option [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)			217,002	199,885	202,751
Warrant [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	142,500	142,500	142,500	142,500	22,500
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	396,277	341,170	359,502	342,385	225,251